Significant Accounting Policies and Practices (Details Textual) - shares	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Significant Accounting Policies and Practices (Textual)
Warrants outstanding	0	150,000	3,600,000
Anti-dilutive shares issued	4,129,847	3,028,325	410,260